BUSINESS COMBINATIONS - supplemental consolidated financial results on an unaudited pro forma basis, as if the 7LFreight acquisition had been consummated on January 1, 2020 (Details) - Shipsta
$ in Thousands
12 Months Ended
Dec. 31, 2024 USD ($)
BUSINESS COMBINATIONS
Proforma revenue	$ 25,253
Proforma loss	(22,925)
Revenue of acquiree since acquisition date	760
Profit (loss) of acquiree since acquisition date	$ 698